WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 78.0%	Shares	Value
Emerging Markets Debt - 12.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	41,400	$ 3,528,936
VanEck Emerging Markets High Yield Bond ETF	303,481	5,577,981
Vanguard Emerging Markets Government Bond ETF	80,373	4,938,117
		14,045,034
Real Estate Investment Trusts (REITs) - 0.8%
Vanguard Real Estate ETF	10,087	864,658

U.S. Fixed Income - 64.7%
Invesco Senior Loan ETF	721,660	15,118,777
iShares Broad USD High Yield Corporate Bond ETF	163,315	5,711,125
iShares National Muni Bond ETF	95,100	10,028,295
iShares Preferred & Income Securities ETF	46,100	1,507,470
iShares TIPS Bond ETF	106,722	11,438,464
SPDR Bloomberg Convertible Securities ETF	16,793	1,125,971
SPDR Bloomberg Short Term High Yield Bond ETF	352,000	8,673,280
Vanguard Mortgage-Backed Securities ETF	160,955	7,366,910
Vanguard Short-Term Inflation-Protected Securities ETF	254,500	11,933,505
		72,903,797

Total Exchange-Traded Funds (Cost $96,209,842)		$ 87,813,489

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 21.2%	Shares	Value
DWS Government Money Market Series - Institutional Class, 4.45% (a)	5,977,286	$ 5,977,286
Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (a)	5,977,286	5,977,286
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 4.46% (a)	5,977,286	5,977,286
Invesco Short-Term Investments Trust - Institutional Class, 4.51% (a)	5,977,286	5,977,286
Total Money Market Funds (Cost $23,909,144)		$ 23,909,144

Investments at Value - 99.2% (Cost $120,118,986)		$ 111,722,633

Liabilities in Excess of Other Assets - 0.8%		846,966

Net Assets - 100.0%		$ 112,569,599

(a)	The rate shown is the 7-day effective yield as of February 28, 2023.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	16	3/29/2023	$ 1,469,360	$ (88,303)

Index Futures
Bloomberg Commodity Index Future	87	3/15/2023	923,592	(52,453)
E-Mini Dow CBOT DJIA Future	5	3/17/2023	817,050	(29,216)
E-Mini S&P 500 Future	4	3/17/2023	795,100	(7,121)
MSCI Emerging Markets Future	39	3/17/2023	1,877,655	(14,676)
Total Index Futures			4,413,397	(103,466)

Treasury Futures
10-Year U.S. Treasury Note Future	28	6/21/2023	3,126,368	1,587
2-Year U.S. Treasury Note Future	53	6/30/2023	10,797,478	(30,876)
5-Year U.S. Treasury Note Future	68	6/30/2023	7,279,740	(21,723)
U.S. Treasury Long Bond Future	22	6/21/2023	2,754,818	(7,908)
Total Treasury Futures			23,958,404	(58,920)

Total Futures Contracts			$ 29,841,161	$ (250,689)

The average monthly notional value of futures contracts during the nine months ended February 28, 2023 was $20,311,850.